BT ALEX. BROWN
CASH RESERVE FUND, INC.

Prime Series
Treasury Series
Tax-Free Series

Semi-Annual Report
September 30, 1998

[BT Alex. Brown Logo Appears Here]

Fund Features
--------------------------------------------------------------------------------

o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Check Redemption Privilege
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o No Sales Charge and Immediate Liquidity
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on August 11, 1981. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Minimum Investment
  The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more.

o Current Yield Information Available
  For current yield information, call (410) 895-5995.

Letter to Shareholders
--------------------------------------------------------------------------------

October 29, 1998
   We are pleased to report on the progress of your Fund for the six months ended September 30, 1998. At the end of the period, the Fund's net assets totaled $5,273,368,538, an increase of more than 8% from September 30, 1997. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

                 [PIE CHART APPEARS HERE -- PLOT POINTS BELOW]

         Prime Series          Treasury Series          Tax-Free Series
         ------------          ---------------          ---------------
         $3.5 billion           $881 million              $883 million

MARKET ACTIVITY
   The money markets were dominated by two major forces during the semi-annual period--foreign activity and Federal Reserve Board policy. As for the former, the hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. Russia devalued its ruble and defaulted on its debt payments, despite an International Monetary Fund (IMF) bailout attempt in August. And focus is now on Brazil, where IMF and World Bank funding is pending to ward off a potential devaluation. All of this supported a flight to quality and, in particular, a U.S. Treasury rally.

   As for Federal Reserve Board activity, anticipation of an official move impacted the markets just as much as the actual policy change that came at the very end of the six-month period. To be specific, in May, the markets were watching continued weakness in the Asian markets and Fed intervention on behalf of the Japanese yen. The consensus was that the robust U.S. economy might outweigh Asian concerns and force a tightening of monetary policy. This was not the case. The Fed did not make any adjustments to interest rates at either its May or July meetings. Still, Chairman Alan Greenspan noted in July that inflation seemed to have stopped falling and that history would support significant declines in the stock market. Then, based on initial signs of U.S. economic weakness for the month of August, namely the first slowdown in employment in a long while, anticipation began to run high that the Fed would have to ease its official monetary policy at its next meeting. In fact, the Federal Reserve Board did lower the fed funds rate by 0.25% on September 29th, bringing it to 5.25%.

   Money markets also benefited over the semi-annual period from volatility in the equity markets. This volatility led to a rally in the U.S. fixed income market in general and to strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets.

--------------------------------------------------------------------------------

                              Historical Yield Chart
               (For the six month period ended September 30, 1998)

                  [GRAPHIC APPEARS HERE -- PLOT POINTS BELOW]

                                 Prime    Treasury   Tax-Free
                                 Series    Series     Series
                                 ------   --------   --------
                 3/31/98         4.94%      4.70%      2.78%
                 4/30/98         4.95       4.67       3.16
                 5/31/98         4.96       4.57       3.18
                 6/30/98         4.97       4.55       3.02
                 7/30/98         4.98       4.56       2.89
                 8/31/98         4.97       4.52       2.81
                 9/30/98         4.91       4.48       2.89

   Even with all of these turbulent forces, the money market yield curve remained flat through mid-September, when an inversion at the short portion of the curve began. Usually, it takes four to six weeks for a cut in interest rates by the Federal Reserve Board to fully impact money market yields. However, this time yields began to drop even before the September meeting, as the ease in policy became more evident. As of September 30, the yield spread between 30 day and 90-day commercial paper had inverted to -0.20%. The only exception to this trend was in the tax-exempt market, where September 15th is the corporate tax deadline, and thus short-term yields increased dramatically, as dealers cheapened inventory to offset usual seasonal corporate selling.

INVESTMENT REVIEW
   We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime and Tax-Free Series each maintain a "AAAm" rating and the Treasury Series maintains a "AAAm-G" rating. These ratings are the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield. At the same time, we are pleased to have generated competitive returns for each of the Fund's Series, as seen in the table below.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                             Performance Comparisons
                   (For the 7-day yield at September 30, 1998)
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Prime Series                              4.98%
First Tier Money Fund Average                                              4.99%
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Treasury Series                           4.50%
100% U.S. Treasury Money Fund Average                                      4.63%
--------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Tax-Free Series                           3.24%
Tax-Free Money Fund Average                                                3.20%
--------------------------------------------------------------------------------

Source: IBC/Donoghue, Inc. "Money Fund Report," October 1998.

   The yields shown represent past performance, which is no guarantee of future results. The Money Fund Averages are average yields of all funds in their respective categories.

Prime Series
   Our strategy in this Series continued to be concentrated on finding high quality issues in which to invest. For most of the semi-annual period, at least 90% of the Series was invested in A-1+ rated securities and between 5% and 10% in A1 rated commercial paper. It is well worth noting that A1 issues had a slight yield advantage over A1+ issues over the six months. We maintained a weighted average maturity of 45 to 50 days for most of the period. However, we did extend a bit in early to-mid August with longer-term Agency Discount Notes, in response to the lack of high quality short-term commercial paper supply in the market during that time.

Treasury Series
U.S. Treasuries were the primary beneficiaries of the high-volume flight to quality, as investors sought relative stability and a haven of safety from global economic turmoil. We maintained a weighted average maturity within the 48 to 55 day range in this Series, which was reasonably neutral to the benchmark. Between 25% to 45% of the portfolio was invested in short-term Treasury coupons. With a yield advantage of 0.10% to 0.20%, these Treasury coupons gave us the best opportunity for yield advantage without sacrificing liquidity.

Tax-Free Series
   We adjusted the weighted average maturity within a wider range in this Series compared to the other two Series, given annual seasonal phenomenon within the tax-free sector. For example, in April, the short end of the municipal money market curve became very attractive based on outflows associated with tax season. The Fund was able to take advantage of these higher rates due to its large percentage of variable rate holdings and its short average maturity at the time of 28 days. The Fund extended its average maturity in May and June to offset some of the pressures on fixed rate paper associated with the beginning of annual note sea-

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

son for many municipalities. This strategy proved to be effective, as one year notes rallied 0.15% by the end of the second calendar quarter. In July and August, the Fund maintained its weighted average maturity around the 44-45 day mark. In September, the Fund extended to 50 days to take advantage of the market rally that continued from mid-August based on both the sell-off in equities and the Federal Reserve Board's easing of monetary policy on September 29th.

LOOKING AHEAD
   Going forward, the U.S. money markets will likely continue to be dominated by the rate of U.S. economic growth and by the impact on the U.S of global economic and political events, including those of Russia, Japan, and Brazil. President Clinton's woes will also likely play a role. But the real focus of the money markets will be on the Federal Reserve Board's response to all of these factors. We believe the markets have already discounted at least 1.00% of easing in monetary policy through a series of incremental 0.25% rate cuts over the next six to nine months. The concern, as we look ahead, is one of a credit crunch, precipitated by poor bank earnings and a substantial retraction of available credit.

   For the near term, though, the economic backdrop remains positive. We have only begun to see slower, non-recessionary growth. The labor market remains tight with unemployment at a low 4.6%. Interest rates remain favorable at historically low levels. There are still no real signs of inflation, and fiscally, the government is running a surplus for the first time in almost thirty years, so there is room for Congress to either cut taxes and/or increase spending.

   Given this backdrop and until both domestic and global events run their course, we intend to remain reasonably neutral to the benchmarks in terms of average weighted maturity in the Prime and Treasury Series. To take advantage of the incremental yield short-term bonds are currently offering over one-year notes, we intend to extend the average weighted average maturity in the Tax-Free Series to approximately 55 days. In each of our Series, we will continue to concentrate the portfolios in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

   We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

   As always, we appreciate your continued support.

Sincerely,

/s/ Richard T. Hale
_______________________
Richard T. Hale
Chairman

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                     Rating
                                                 --------------       Par
PRIME SERIES                                     S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Commercial Paper -- 82.1%(a)

Automotive Finance - 5.7%
  PACCAR Financial Corp.
    5.48%   10/16/98                              A-1+   P-1        $40,000      $ 39,908,667
    5.49%   10/22/98                              A-1+   P-1         15,000        14,951,962
    5.48%   11/20/98                              A-1+   P-1         14,000        13,893,444
  Toyota Motor Credit Corp.
    5.50%   10/2/98                               A-1+   P-1         25,000        24,996,181
    5.48%   10/13/98                              A-1+   P-1         15,000        14,972,600
    5.45%   10/19/98                              A-1+   P-1         40,000        39,891,000
    5.25%   10/26/98                              A-1+   P-1         30,000        29,890,625
    5.45%   11/12/98                              A-1+   P-1         20,000        19,872,833
                                                                                 ------------
                                                                                  198,377,312
                                                                                 ------------
Beverages - 5.8%
  Anheuser Busch Companies, Inc.
    5.45%   10/9/98                               A-1    P-1         25,000        24,895,278
  Coca-Cola Co.
    5.45%   10/9/98                               A-1+   P-1         25,000        24,969,722
    5.47%   11/3/98                               A-1+   P-1         20,000        19,899,717
    5.35%   11/10/98                              A-1+   P-1         25,000        24,851,389
    5.27%   12/9/98                               A-1+   P-1         25,000        24,747,479
  PepsiCo, Inc.
    5.47%   11/30/98                              A-1    P-1         30,000        29,726,500
    5.40%   12/14/98                              A-1    P-1         35,000        34,611,500
    5.46%  12/14/98                               A-1    P-1         20,000        19,775,533
                                                                                 ------------
                                                                                  203,477,118
                                                                                 ------------
Chemicals, General - 3.7%
  E.I. duPont de Nemours and Co.
    5.48%   10/9/98                               A-1+   P-1         50,000        49,939,111
    5.50%   10/27/98                              A-1+   P-1         25,000        24,900,694
    5.46%   10/29/98                              A-1+   P-1         15,000        14,936,300
    5.47%   11/19/98                              A-1+   P-1         40,000        39,702,189
                                                                                 ------------
                                                                                  129,478,294
                                                                                 ------------
Chemicals, Specialty - 1.6%
  Minnesota Mining & Manufacturing
    5.45%   10/21/98                              A-1+   P-1         30,000        29,909,167
    5.33%   12/21/98                              A-1+   P-1         27,000        26,676,203
                                                                                 ------------
                                                                                   56,585,370
                                                                                 ------------
Electrical & Electronics - 4.3%
  Emerson Electric Co.
    5.40%   11/6/98                               A-1+   P-1          8,165         8,120,909
  General Electric Co.
    5.47%   11/20/98                              A-1+   P-1         14,906        14,792,756

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                     Rating
                                                 --------------       Par
PRIME SERIES (continued)                         S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Commercial Paper (continued)

Electrical & Electronics (concluded)
  Motorola Inc.
    5.32%   10/6/98                               A-1+   P-1        $15,000      $ 14,988,917
    5.46%   10/13/98                              A-1+   P-1         20,000        19,963,600
    5.48%   10/13/98                              A-1+   P-1         15,000        14,972,600
    5.13%   12/17/98                              A-1+   P-1         30,000        29,670,825
    5.45%   12/17/98                              A-1+   P-1         25,000        24,708,576
    5.10%   12/28/98                              A-1+   P-1         25,000        24,688,333
                                                                                 ------------
                                                                                  151,906,516
                                                                                 ------------
Electric Utility - 2.6%
  Duke Energy Co.
    5.45%   10/20/98                              A-1    P-1         25,000        24,928,091
    5.48%   10/20/98                              A-1    P-1         35,000        34,898,772
    5.48%   11/6/98                               A-1    P-1         30,000        29,835,600
                                                                                 ------------
                                                                                   89,662,463
                                                                                 ------------

Finance, Commercial - 0.4%
  CIT Group Holdings
    5.48%   10/7/98                               A-1    P-1         15,000        14,986,300
                                                                                 ------------
                                                                                   14,986,300
                                                                                 ------------
Finance, Consumer - 3.2%
  USAA Capital Corp.
    5.48%   10/1/98                               A-1+   P-1         30,000        30,000,000
    5.49%   10/16/98                              A-1+   P-1         35,000        34,919,938
    5.50%   10/23/98                              A-1+   P-1         22,000        21,926,056
    5.49%   10/30/98                              A-1+   P-1         25,000        24,889,437
                                                                                 ------------
                                                                                  111,735,431
                                                                                 ------------
Finance, Diversified - 4.2%
  General Electric Capital Corp.
    5.47%   10/5/98                               A-1+   P-1         25,000        24,984,806
    5.46%   10/26/98                              A-1+   P-1         25,000        24,904,687
    5.50%   10/26/98                              A-1+   P-1         10,000         9,961,806
    5.49%   11/17/98                              A-1+   P-1         25,000        24,820,813
    5.47%   11/20/98                              A-1+   P-1         20,000        19,848,055
    5.37%   12/18/98                              A-1+   P-1         20,000        19,767,300
    5.25%   1/22/99                               A-1+   P-1         25,000        24,588,021
                                                                                 ------------
                                                                                  148,875,488
                                                                                 ------------
Food - 9.1%
  Campbell Soup Co.
    5.35%   10/5/98                               A-1+   P-1         35,000        34,979,194
    5.48%   10/13/98                              A-1+   P-1         23,500        23,457,073
    5.48%   11/6/98                               A-1+   P-1         30,000        29,835,600

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                     Rating
                                                 --------------       Par
PRIME SERIES (continued)                         S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Commercial Paper (continued)

Food - concluded
  H.J. Heinz
    5.48%   10/1/98                               A-1    P-1        $12,000      $ 12,000,000
    5.49%   10/6/98                               A-1    P-1         34,200        34,173,923
    5.48%   10/19/98                              A-1    P-1         20,000        19,945,200
    5.40%   11/12/98                              A-1    P-1         30,000        29,811,000
  Hershey Foods Corp.
    5.51%   10/22/98                              A-1    P-1         25,000        24,919,646
    5.48%   11/2/98                               A-1    P-1         15,000        14,926,933
  Kellogg Company
    5.30%   12/3/98                               A-1+   P-1         20,975        20,780,457
    5.33%   12/10/98                              A-1+   P-1         25,000        24,740,903
  Sara Lee Corp.
    5.20%   10/28/98                              A-1+   P-1         50,000        49,805,000
                                                                                 ------------
                                                                                  319,374,929
                                                                                 ------------
Household Products - 3.7%
  Procter & Gamble Co.
    5.48%   10/19/98                              A-1+   P-1         25,000        24,931,500
    5.49%   10/28/98                              A-1+   P-1         20,000        19,917,650
    5.45%   12/1/98                               A-1+   P-1         47,000        46,565,968
    5.45%   1/4/99                                A-1+   P-1         40,000        39,424,722
                                                                                 ------------
                                                                                  130,839,840
                                                                                 ------------
Insurance, Brokerage - 1.4%
  Marsh & McLennan Companies Inc.
    5.28%   10/20/98                              A-1+   P-1         20,000        19,944,267
    5.30%   10/20/98                              A-1+   P-1         10,000         9,972,027
    5.41%   11/5/98                               A-1+   P-1         20,000        19,894,806
                                                                                 ------------
                                                                                   49,811,100
                                                                                 ------------
Insurance, Property & Casualty - 2.0%
  A.I. Credit Corp.
    5.46%   10/7/98                               A-1+   P-1         30,000        29,972,700
    5.45%   11/4/98                               A-1+   P-1         40,000        39,794,111
                                                                                 ------------
                                                                                   69,766,811
                                                                                 ------------
Natural Gas - 2.9%
  Consolidated Natural Gas
    5.49%   10/2/98                               A-1+   P-1         40,000        39,993,900
    5.49%   10/13/98                              A-1+   P-1         19,320        19,284,644
    5.49%   10/20/98                              A-1+   P-1         23,000        22,933,358
    5.20%   11/6/98                               A-1+   P-1         20,000        19,896,000
                                                                                 ------------
                                                                                  102,107,902
                                                                                 ------------
Integrated Oil - 4.3%
      Amoco Co.
    5.47%   10/27/98                              A-1+   P-1         50,000        49,802,472
    5.45%   10/28/98                              A-1+   P-1         25,000        24,897,813
    5.47%   11/17/98                              A-1+   P-1         25,000        24,821,465

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                     Rating
                                                 --------------       Par
PRIME SERIES (continued)                         S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Commercial Paper (continued)

Integrated Oil (concluded)
  Shell Oil Co.
    5.46%   10/29/98                              A-1+   P-1        $50,000      $ 49,787,667
                                                                                 ------------
                                                                                  149,309,417
                                                                                 ------------
Oil Transportation - 2.6%
  Colonial Pipeline Co.
    5.40%   10/13/98                              A-1+   P-1         15,000        14,973,000
    5.52%   10/27/98                              A-1+   P-1         15,000        14,940,200
    5.47%   11/6/98                               A-1+   P-1         12,500        12,431,625
    5.45%   12/4/98                               A-1+   P-1         10,000         9,903,111
    5.35%   12/9/98                               A-1+   P-1         17,500        17,320,552
    5.45%   1/22/98                               A-1+   P-1         10,200        10,025,509
    5.28%   3/8/98                                A-1+   P-1         12,500        12,210,333
                                                                                 ------------
                                                                                   91,804,330
                                                                                 ------------
Paper Products - 1.7%
  Kimberly-Clark Corp.
    5.50%   10/16/98                              A-1+   P-1         40,000        39,908,333
    5.32%   12/18/98                              A-1+   P-1         20,000        19,769,467
                                                                                 ------------
                                                                                   59,677,800
                                                                                 ------------
Pharmaceuticals - 4.5%
  Abbott Laboratories
    5.45%   10/14/98                              A-1+   P-1         80,000        79,842,556
  Pfizer Inc.
    5.43%   10/9/98                               A-1+   P-1         20,000        19,975,867
  Warner-Lambert Co.
    5.13%   3/11/99                               A-1+   P-1         30,000        29,311,725
    5.15%   3/22/99                               A-1+   P-1         30,000        29,261,833
                                                                                 ------------
                                                                                  158,391,981
                                                                                 ------------
Publishing - 1.2%
  Gannett Co., Inc.
    5.45%   10/9/98                               A-1+   P-1         27,300        27,266,937
  McGraw-Hill, Inc.
    5.48%   11/9/98                               A-1    P-1         13,965        13,882,094
                                                                                 ------------
                                                                                   41,149,031
                                                                                 ------------
Structured Finance - 9.4%
  CIESCO, L.P.
    5.50%   10/21/98                              A-1+   P-1         50,000        49,847,222
    5.49%   10/23/98                              A-1+   P-1         20,000        19,932,900
    5.50%   10/23/98                              A-1+   P-1         30,000        29,899,167
    5.50%   11/13/98                              A-1+   P-1         15,000        14,901,459

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                                     Rating
                                                 --------------       Par
PRIME SERIES (continued)                         S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Commercial Paper (continued)

Structured Finance (concluded)
  Corporate Receivables Corp.
    5.50%   10/7/98                               A-1    P-1        $ 25,000   $   24,977,083
    5.49%   10/23/98                              A-1    P-1          25,000       24,916,125
    5.49%   11/6/98                               A-1    P-1          15,000       14,917,650
    5.26%   11/13/98                              A-1    P-1          15,000       14,905,758
    5.46%   11/23/98                              A-1    P-1          15,000       14,879,425
    5.28%   12/3/98                               A-1    P-1          20,000       19,815,200
    5.36%   12/4/98                               A-1    P-1          25,000       24,761,778
  Corporate Asset Fund Co., Inc.
    5.50%   11/3/98                               A-1+   P-1          40,000       39,798,333
    5.45%   11/18/98                              A-1+   P-1          35,000       34,745,666
                                                                               --------------
                                                                                  328,297,766
                                                                               --------------
Telephone - 7.8%
  Ameritech Capital Funding Corp.
    5.48%   10/13/98                              A-1+   P-1          57,700       57,594,601
    5.44%   11/9/98                               A-1+   P-1          20,000       19,882,133
    5.44%   11/10/98                              A-1+   P-1          30,000       29,818,667
  Ameritech Corp.
    5.25%   10/22/98                              A-1+   P-1          15,000       14,954,063
  BellSouth Telecommunications, Inc.
    5.44%   10/27/98                              A-1+   P-1          36,000       35,858,560
    5.48%   10/27/98                              A-1+   P-1          36,000       35,857,520
  SBC Communications Inc.
    5.46%   10/15/98                              A-1+   P-1          50,000       49,893,833
    5.46%   10/22/98                              A-1+   P-1          15,000       14,952,225
    5.38%   11/17/98                              A-1+   P-1          15,000       14,894,642
                                                                               --------------
                                                                                  273,706,244
                                                                               --------------
  Total Commercial Paper                                                        2,879,321,443
                                                                               --------------
Variable Rate Notes -- 3.6%

  Associates Corp Master Note
    5.497%(b) 12/1/98                             A-1+   P-1          75,000       75,000,000
  Coca-Cola Co. Master Note
    5.122%(b) 3/8/99                              A-1+   P-1          50,000       50,000,000
                                                                               --------------
  Total Variable Rate Notes                                                       125,000,000
                                                                               --------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                     Rating
                                                 --------------       Par
PRIME SERIES (continued)                         S&P    Moody's      (000)           Value
----------------------------------------------------------------------------------------------
Federal Home Loan Bank -- 4.1%

  FHLB
    5.34%   1/20/99                               AAA    --         $ 41,656   $   40,970,134
    5.13%   2/5/99                                AAA    --           25,000       24,547,563
    5.10%   2/25/99                               AAA    --           19,120       18,721,826
    5.09%   3/5/99                                AAA    --           15,000       14,671,271
    5.70%   7/7/99                                AAA    --           15,000       15,000,000
    5.53%   7/27/99                               AAA    --           10,425       10,420,681
    5.15%   9/30/99                               AAA    --           20,000       20,000,000
                                                                               --------------
  Total Federal Home Loan Bank                                                    144,331,475
                                                                               --------------
Federal National Mortgage Association -- 4.0%

  FNMA
  Note
    5.59%   11/18/98                              --     P-1          20,000       20,000,000
    5.56%   12/15/98                              --     P-1          25,000       25,000,000
    5.58%   1/15/99                               --     P-1          35,000       35,000,000
    5.50%   2/12/98                               --     P-1          25,000       25,000,000
    4.92%   6/18/99                               --     P-1          20,000       19,289,333
    5.70%   7/22/99                               --     P-1          15,000       15,000,000
                                                                               --------------
  Total Federal National Mortgage Association                                     139,289,333
                                                                               --------------
Repurchase Agreements -- 6.4%(c)

  Goldman, Sachs & Co.
    5.41%(d)  10/1/98                             --      --         124,500      124,500,000
  Morgan Stanley & Co.
    5.35%(e)  10/1/98                             --      --         100,000      100,000,000
                                                                               --------------
  Total Repurchase Agreements                                                     224,500,000
                                                                               --------------
TOTAL INVESTMENTS - 100.1%                                                     $3,512,442,251(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                                (4,574,391)
                                                                               --------------

NET ASSETS - 100.0%                                                            $3,507,867,860
                                                                               ==============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------




PRIME SERIES (concluded)
----------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per:
  Prime Share
    ($2,969,412,285 / 2,969,404,538 shares outstanding)                                  $1.00
                                                                                         =====
  Flag Investors Class A Share
    ($10,559,517 / 10,559,257 shares outstanding)                                        $1.00
                                                                                         =====
  Flag Investors Class B Share
    ($3,034,323 / 3,034,300 shares outstanding)                                          $1.00
                                                                                         =====
  Institutional Prime Share
    ($271,858,350 / 271,858,147 shares outstanding)                                      $1.00
                                                                                         =====
  Quality Cash Reserve Prime Share
    ($253,003,385 / 253,002,758 shares outstanding)                                      $1.00
                                                                                         =====

----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1998.
(c) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement.
(d) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $126,990,955.
(e) Dated 9/30/98 to be repurchased on 10/1/98, collateralized by U.S. Treasury Notes with a market value of $102,015,570.
(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
  Aaa   Bonds that are judged to be of the best quality.
  P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
  AAA   Obligations that are of the highest quality.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment.

        Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                            Maturity       Par
TREASURY SERIES                               Date        (000)       Value
----------------------------------------------------------------------------------
U.S. Treasury Securities -- 99.8%

  U.S. Treasury Bills(a) - 78.8%
    5.000%                                   10/1/98    $   8,100    $   8,100,000
    4.980%                                   10/8/98       43,350       43,308,023
    5.020%                                   10/8/98       24,400       24,376,183
    5.030%                                   10/8/98       17,100       17,083,259
    4.960%                                  10/15/98       19,850       19,811,712
    4.980%                                  10/15/98       26,000       25,949,647
    5.010%                                  10/15/98       25,000       24,951,243
    4.950%                                  10/22/98        7,500        7,478,322
    4.950%                                  10/22/98       13,900       13,859,864
    4.960%                                  10/22/98        6,100        6,082,351
    4.910%                                  10/29/98       10,600       10,559,479
    4.920%                                  10/29/98        9,450        9,413,801
    4.970%                                   11/5/98       34,700       34,532,163
    5.000%                                   11/5/98        3,725        3,706,892
    4.900%                                  11/12/98       14,800       14,715,307
    4.970%                                  11/12/98        6,200        6,164,050
    4.990%                                  11/12/98       39,000       38,772,955
    5.020%                                  11/12/98        7,000        6,958,963
    4.910%                                  11/19/98       51,400       51,056,491
    4.920%                                  11/19/98        5,700        5,661,829
    4.940%                                  11/19/98       14,500       14,402,504
    4.890%                                   12/3/98        6,800        6,741,809
    4.910%                                   12/3/98       13,600       13,483,023
    4.930%                                   12/3/98       15,100       14,969,725
    4.150%                                  12/10/98       59,000       58,523,903
    4.500%                                  12/10/98        9,250        9,169,063
    4.530%                                  12/10/98        2,825        2,800,116
    4.570%                                  12/10/98       19,200       19,029,387
    4.700%                                  12/10/98       26,000       25,762,389
    4.770%                                  12/10/98        7,400        7,331,365
    4.440%                                  12/17/98       12,500       12,381,158
    4.640%                                  12/17/98       30,000       29,701,946
    4.700%                                  12/17/98        6,600        6,533,652
    4.820%                                  12/17/98        5,600        5,542,267
    4.830%                                  12/17/98        3,500        3,463,842
    4.840%                                  12/17/98       20,000       19,792,956
    4.680%                                  12/24/98        3,400        3,362,832
    4.680%                                  12/24/98       30,200       29,869,864
    4.260%                                    1/7/99       40,000       39,535,589
                                                                      ------------
    Total U.S. Treasury Bills                                          694,939,919
                                                                      ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


                                            Maturity       Par
TREASURY SERIES (concluded)                   Date        (000)       Value
----------------------------------------------------------------------------------
U.S. Treasury Securities (concluded)

  U.S. Treasury Notes - 21.0%
    5.500%                                  11/15/98    $ 20,000     $ 20,008,326
    5.125%                                  11/30/98      35,000       35,004,507
    5.625%                                  11/30/98      10,000       10,007,353
    5.125%                                  12/31/98      65,000       65,110,698
    5.000%                                   1/31/99      25,000       25,030,027
    5.875%                                   1/31/99      30,000       30,132,508
                                                                     ------------
    Total U.S. Treasury Notes                                         185,293,419
                                                                     ------------

TOTAL U.S. TREASURY SECURITIES                                        880,233,339
                                                                     ------------

TOTAL INVESTMENTS - 99.8%                                            $880,233,339(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.2%                               1,350,019
                                                                     ------------
NET ASSETS - 100.0%                                                  $881,583,357
                                                                     ============
Net Asset Value, Offering and Redemption Price Per:
  Treasury Share
    ($790,420,737 / 790,290,791 shares outstanding)                         $1.00
                                                                            =====
  Institutional Treasury Share
    ($91,162,620 / 91,145,136 shares outstanding)                           $1.00
                                                                            =====

------------
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.
(b) Aggregate cost for financial reporting and federal tax purposes.

                        See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES                                     S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Alabama -- 1.9%
  Alabama Housing Finance Authority, Multi-
    family Housing, Refunding RB (Heather-
    brooke Project), (Guaranteed by FNMA),
    Variable Rate Weekly Demand Note,
    3.50%, 6/15/26(a)                               A-1+     --     $ 9,900      $  9,900,000
  Alabama Housing Finance Authority, Multi-
    family Housing, Refunding RB (Rime
    Village Hoover Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 3.50%, 6/15/26(a)                         A-1+     --       5,800         5,800,000
  North Alabama Environmental Improvement
    Authority, Alabama, P.C.R., (LOC: Bank
    of Nova Scotia), Variable Rate Daily
    Demand Note, 4.10%, 12/1/00(a)                  --       P-1      1,000         1,000,000
                                                                                 ------------
                                                                                   16,700,000
                                                                                 ------------

 Arkansas -- 0.2%
  Arkansas State Development Finance
    Authority Health Care Facilities, (Sisters
    of Mercy Health), Series B, Variable Rate
    Weekly Demand Note, 3.90%,
    6/1/12(a)                                       A-1+     VMIG-1   1,800         1,800,000
                                                                                 ------------
                                                                                    1,800,000
                                                                                 ------------

 California -- 0.9%
  California State, RANS, 4.00%,
    6/30/99                                         SP-1+    MIG-1    8,000         8,050,550
                                                                                 ------------
                                                                                    8,050,550
                                                                                 ------------

 Colorado -- 1.9%
  Colorado Housing Finance Authority, Multi-
    family Housing, (Silver Reef Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.70%,
    10/15/16(a)                                     A-1+     --       9,490         9,490,000
  Colorado Health Facilities Authority Revenue,
    (Catholic Health), Series B, Variable Rate
    Weekly Demand Note, 3.55%,
    12/1/25(a)                                      A-1+     VMIG-1   3,000         3,000,000
  Colorado State, General Fund Revenue,
    TRANS, Series A, 4.25%, 6/25/99                 SP-1+    --       4,000         4,021,026
                                                                                 ------------
                                                                                   16,511,026
                                                                                 ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Connecticut -- 1.2%
  Connecticut, Health & Educational
    Facilities Authority, (Yale
    University), Tax Exempt Com-
    mercial Paper, 3.55%, 10/22/98                  A-1+     P-1    $ 3,765      $  3,765,000
  Connecticut, Health & Educational
    Facilities Authority, (Yale University),
    Tax Exempt Commercial Paper,
    3.50%, 11/17/98                                 A-1+     P-1      7,000         7,000,000
                                                                                 ------------
                                                                                   10,765,000
                                                                                 ------------

 Delaware -- 0.4%
  Delaware State, G.O., Series B, 5.00%,
    5/1/99                                          AA+      Aa1      1,500         1,511,248
  Delaware State, G.O., Series B, 6.85%,
    5/1/99                                          AA+      Aa1      1,750         1,780,311
                                                                                 ------------
                                                                                    3,291,559
                                                                                 ------------

 Florida -- 0.3%
  Florida State, Division of Bidding and
    Finance Department, Environmental
    Preservation 2000-B, (FSA Insured),
    4.50%, 7/1/99                                   AAA      Aaa      1,000         1,007,274
  Tampa Health Facilities Authority RB,
    (Lifelink Foundation Inc. Project),
    (LOC: SunTrust Bank), Variable Rate
    Weekly Demand Note, 4.05%,
    8/1/22(a)                                       --       Aa3      1,500         1,500,000
                                                                                 ------------
                                                                                    2,507,274
                                                                                 ------------

 Georgia -- 9.3%
  Cobb County, Georgia, Housing
    Authority, (Post Mill Project),
    (Guaranteed by FNMA), Variable
    Rate Weekly Demand Note, 3.50%,
    6/1/25(a)                                       A-1+     --       9,380         9,380,000
  Columbus County, Georgia, Housing
    Authority Revenue, (Columbus State
    University Foundation, Inc.), (LOC:
    SunTrust Bank), Variable Rate Weekly
    Demand Note, 4.05%, 11/7/17(a)                  --       Aa3      2,300         2,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Georgia (continued)
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing,
    (Camden Brooke Project), (Guaranteed
    by FNMA), Variable Rate Weekly De-
    mand Note, 3.65%, 6/15/25(a)                    A-1+     --     $ 5,400      $  5,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing, (Clair-
    mont Crest Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 3.65%, 6/15/25(a)                         A-1+     --       1,400         1,400,000
  De Kalb County, Georgia, Housing
    Authority, Multifamily Housing, (Post
    Ashford Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 3.50%, 6/1/25(a)                          A-1+     --       7,895         7,895,000
  Fulton County, Georgia, Development
    Authority Revenue (Georgia Tech
    Athletic Association Project), (LOC:
    SunTrust Bank), Variable Rate Weekly
    Demand Note, 4.05%, 7/1/14(a)                   --       Aa3      8,050         8,050,000
  Fulton County, Georgia, TANS, 4.25%,
    12/31/98                                        SP-1+    MIG-1    6,000         6,009,029
  Georgia Municipal Gas Authority, (Agency
    Project), Series A, (LOC: ABN AMRO
    Bank N.V. 8.76%, Morgan Guaranty
    24.56%, Wachovia Bank 24.56%,
    Credit Suisse First Boston 24.56%,
    Bayerische Landesbank 17.56%),
    Variable Rate Weekly Demand Note,
    3.60%, 11/1/06                                  A-1+     --       4,000         4,000,000
  Georgia State, G.O., Series A, 5.80%,
    3/1/99                                          AAA      Aaa      3,500         3,532,096
  Georgia State, G.O., Series A, 7.70%,
    2/1/99                                          AAA      Aaa      1,500         1,521,396
  Georgia State, G.O., Series A, 7.25%,
    9/1/99                                          AAA      Aaa      5,660         5,843,853
  Macon-Bibb County, Georgia, Hospital
    Authority Revenue, (Medical Center of
    Central Georgia), (LOC SunTrust
    Bank), Variable Rate Weekly Demand
    Note, 4.05%, 08/1/18(a)                         --       Aa3      3,000         3,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Georgia (concluded)
  Municipal Electric Authority, Georgia,
    (LOC: ABN AMRO Bank N.V.), Variable
    Rate Weekly Demand Note, 3.60%,
    1/1/26(a)                                       A-1+     VMIG-1 $ 8,585      $  8,585,000
  Roswell Housing Authority, Multifamily
    Housing, (Post Canyon Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.50%,
    6/1/25(a)                                       A-1+     --       5,500         5,500,000
  Smyrna Housing Authority, Multifamily
    Housing, (F&M Villages Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.50%,
    6/6/25(a)                                       A-1+     --       9,700         9,700,000
                                                                                 ------------
                                                                                   82,116,374
                                                                                 ------------

 Idaho -- 0.5%
  Idaho State, TANS, 4.50%, 6/30/99                 SP-1+    MIG-1    4,000         4,032,640
                                                                                 ------------
                                                                                    4,032,640
                                                                                 ------------

 Illinois -- 12.8%
  Illinois Development Finance Authority
    Revenue, (Chicago Symphony
    Orchestra), (LOC: Northern Trust),
    Variable Rate Weekly Demand Note,
    3.55%, 12/1/28(a)                               A-1+     VMIG-1  11,300        11,300,000
  Illinois Development Finance Authority
    Revenue, (Fenwick High School Project),
    (LOC: Northern Trust), Variable Rate
    Weekly Demand Note, 3.65%,
    3/1/32(a)                                       A-1+     --       8,200         8,200,000
  Illinois Development Finance Authority,
    P.C.R., (Commonwealth Edison
    Company Project), Series C, (LOC:
    ABN AMRO Bank N.V.), Variable Rate
    Weekly Demand Note, 3.65%,
    3/1/09(a)                                       A-1+     P-1      7,700         7,700,000
  Illinois Development Finance Authority,
    P.C.R., (Illinois Power Company
    Project), Series A, (LOC: Canadian
    Imperial Bank), Variable Rate Weekly
    Demand Note, 3.55%,
    11/1/28(a)                                      A-1+     VMIG-1   2,500         2,500,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Illinois (continued)
  Illinois Development Finance Authority,
    (Provena Health), Series C, (MBIA
    Insured), Variable Rate Weekly Demand
    Note, 3.60%, 5/1/28(a)                          A-1+     VMIG-1 $ 3,000      $  3,000,000
  Illinois Development Finance Authority,
    P.C.R., (Illinois Power Company
    Project), Series B, ( LOC: Canadian
    Imperial Bank), Variable Rate Weekly
    Demand Note, 3.50%, 11/1/28(a)                  A-1+     VMIG-1   2,700         2,700,000
  Illinois Development Finance Authority,
    P.C.R., (Illinois Power Company
    Project), Series C, (LOC: Canadian
    Imperial Bank), 3.55%, 11/1/28,
    Mandatory Put - 11/05/98 @ $100                 A-1+     VMIG-1  15,000        15,000,000
  Illinois Educational Facilities Authority,
    (Field Museum of Natural History),
    (LOC: Northern Trust), 3.65%,
    11/1/25, Mandatory Put-
    1/28/99 @ $100                                  --       VMIG-1  10,000        10,000,000
  Illinois Health Facilities Authority, (North-
    western Memorial Hospital), Variable
    Rate Daily Demand Note, 4.10%,
     08/15/25(a)                                    A-1+     VMIG-1   2,000         2,000,000
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
    3.65%, 11/15/25(a)                              --       VMIG-1   6,300         6,300,000
  Illinois Health Facilities Authority,
    (Gottlieb Health Resources, Inc.),
    (LOC: Harris Trust and Savings Bank),
    Variable Rate Weekly Demand Note,
    3.65%, 11/15/24(a)                              --       VMIG-1   2,500         2,500,000
  Illinois Health Facilities Authority, Re-
    volving Fund, Pooled Financing
    Program (University of Chicago
    Project), 3.75%, 8/1/15, Mandatory
    Put - 11/4/98 @ $100                            A-1+     VMIG-1  15,000        15,000,000
  Illinois Health Facilities Authority, Series A,
    (Evanston Hospital Corp. Project),
    3.90%, 3/15/25, Mandatory Put -
    10/15/98 @ $100                                 A-1+     VMIG-1  16,000        16,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Illinois (concluded)
  Illinois Health Facilities Authority,
    (Evanston Hospital Corp. Project),
    3.70%, 08/15/30, Mandatory Put -
    7/15/99 @ $100                                  A-1+     VMIG-1 $ 5,000      $  5,000,000
  Illinois State, G.O., (MBIA Insured),
    5.375%, 5/1/99                                  AAA      Aaa      5,000         5,052,769
  Schaumburg, Illinois, Series A, Variable
    Rate Weekly Demand Note, 3.60%,
    12/1/13(a)                                      A-1+     VMIG-1   1,200         1,200,000
                                                                                 ------------
                                                                                  113,452,769
                                                                                 ------------
 Indiana -- 2.9%
  Indiana Health Facilities Authority,
    (Charity Obligated Group), Series F,
    Variable Rate Weekly Demand Note,
    3.45%, 11/1/26(a)                               A-1+     VMIG-1   1,800         1,800,000
  Purdue University, Student Fee Bonds,
    Series K, Variable Rate Weekly Demand
     Note, 3.55%, 7/1/20(a)                         A-1+     VMIG-1  16,660        16,660,000
  Purdue University, Student Fee Bonds,
    Series L, Variable Rate Weekly Demand
    Note, 3.55%, 7/1/20(a)                          A-1+     VMIG-1   7,000         7,000,000
                                                                                 ------------
                                                                                   25,460,000
                                                                                 ------------

 Iowa -- 0.3%
  Polk County, Iowa, (Catholic Health),
    Series B, Variable Rate Weekly Demand
    Note, 3.55%, 12/1/15(a)                         A-1+     VMIG-1   3,000         3,000,000
                                                                                 ------------
                                                                                    3,000,000
                                                                                 ------------

 Kentucky -- 0.6%
  Kentucky Asset/Liability Commission,
    General Fund, TRANS, Series B, 4.00%,
    6/25/99                                         A-1+     MIG-1    2,500         2,511,972
  Kentucky Economic Development Finance
    Authority Hospital Facilities, (Baptist
    Health Care System), (LOC: Canadian
    Imperial Bank), Variable Rate Weekly
    Demand Note, 3.50%, 8/15/31(a)                  A-1+     --       3,100         3,100,000
                                                                                 ------------
                                                                                    5,611,972
                                                                                 ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Louisiana -- 1.6%
  East Baton Rouge Parish, Louisiana,
    P.C.R., (Georgia Pacific Corp.),
    (LOC: Toronto Dominion Bank),
    Variable Rate Weekly Demand Note,
    3.90%, 10/1/99(a)                               --       P-1    $ 3,800      $  3,800,000
  Louisiana Offshore Terminal Authority,
    Deepwater Port Revenue, First Stage
    1991A (Loop Inc.), (LOC: Morgan
    Guaranty), Variable Rate Weekly
    Demand Note, 3.50%,
    9/1/17(a)                                       A-1+     VMIG-1  10,710        10,710,000
                                                                                 ------------
                                                                                   14,510,000
                                                                                 ------------

 Maryland -- 5.9%
  Baltimore County, Maryland, Metropolitan
    District 61st Issue, G.O. 6.75%,
    4/1/99                                          AAA      Aaa      1,000         1,014,620
  Community Development Administration
    Multifamily Development, (Avalon
    Ridge Apartments Project),
    (Guaranteed by FNMA), Variable Rate
    Weekly Demand Note, 3.50%,
    6/15/26(a)                                      --       VMIG-1  10,000        10,000,000
  Community Development Administration
    Multifamily Development, (Avalon Lea
    Apartments Project), (Guaranteed by
    FNMA), Variable Rate Weekly Demand
    Note, 3.50%, 6/15/26(a)                         --       VMIG-1   6,000         6,000,000
  Frederick County, Maryland, BANS,
    Variable Rate Weekly Demand Note,
    3.60%, 10/1/07(a)                               A-1+     VMIG-1   3,000         3,000,000
  Howard County, Maryland, Tax Exempt
    Commercial Paper, 3.10%, 10/9/98                A-1+     P-1     10,000        10,000,000
  Maryland State, G.O., 6.70%, 7/15/99              AAA      Aaa      1,000         1,023,698
  Maryland State Health & Higher
    Educational Facilities Authority,
    (Charity Obligated Group), Series F,
    Variable Rate Weekly Demand Note,
    3.45%, 11/1/17(a)                               A-1+     VMIG-1   1,000         1,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Maryland (concluded)
  Maryland State Health & Higher
    Educational Facilities Authority,
    (Catholic Health), Series B, Variable
    Rate Weekly Demand Note, 3.55%,
    12/1/15(a)                                      A-1+     VMIG-1 $ 3,000      $  3,000,000
  Montgomery County, Maryland, Tax
    Exempt Commercial Paper,
    3.45%, 10/7/98                                  A-1+     P-1      4,000         4,000,000
  Montgomery County, Maryland, G.O.,
    Series A, 4.875%, 5/1/99                        AAA      Aaa      4,060         4,086,958
  Washington Suburban Sanitary District,
    G.O., (LOC: Westdeutsche Landes-
    bank), Variable Rate Weekly Demand
    Note, 3.60%, 8/1/04(a)                          A-1+     VMIG-1   5,000         5,000,000
  Washington Suburban Sanitary District,
    Sewer Disposal, G.O., 5.90%,
    11/1/98                                         AA       Aa1      2,500         2,500,000
  Washington Suburban Sanitary District,
    Water Supply, G.O., 4.00%,
    6/1/99                                          AA       Aa1      1,200         1,202,308
                                                                                 ------------
                                                                                   51,827,584
                                                                                 ------------

 Massachusetts -- 1.1%
  Massachusetts State, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.90%, 9/1/16(a)                                A-1+     VMIG-1   8,000         8,000,000
  Massachusetts State, G.O., Series B,
    Variable Rate Weekly Demand Note,
    3.90%, 9/1/16(a)                                A-1+     VMIG-1   2,000         2,000,000
                                                                                 ------------
                                                                                   10,000,000
                                                                                 ------------

 Michigan -- 4.1%
  Detroit Michigan Water Supply System,
    (FGIC Insured), Variable Rate Weekly
    Demand Note, 3.55%, 7/1/13(a)                   A-1+     VMIG-1   2,000         2,000,000
  Michigan State, Strategic Fund, (Consumer
    Power Project), P.C.R., (LOC: Canadian
    Imperial Bank), Variable Rate Daily
    Demand Note, 4.10%,  6/15/10(a)                 A-1+     Aa3      1,100         1,100,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Michigan (concluded)
  Michigan State, Strategic Fund, (Consumer
    Power Project), P.C.R., (LOC: Union
    Bank of Switzerland), Variable Rate
    Daily Demand Note,
    4.10%, 4/15/18(a)                               --       P-1    $ 3,900      $  3,900,000
  Michigan State Hospital Finance Authority,
    (Charity Obligated Group), Variable
    Rate Weekly Demand Note, 3.45%,
    11/1/11(a)                                      A-1+     VMIG-1   3,500         3,500,000
  Michigan State Hospital Finance Authority,
    (Charity Obligated Group), Variable
    Rate Weekly Demand Note, 3.45%,
    11/1/18(a)                                      A-1+     VMIG1    1,500         1,500,000
  Michigan State University, General Revenue,
    Series A-2, Variable Rate Weekly
    Demand Note, 3.70%, 8/15/22(a)                  A-1+     VMIG-1  20,500        20,500,000
  University of Michigan, Series B, Tax
    Exempt Commercial Paper,
    3.40%, 12/9/98                                  A-1+     P-1      4,000         4,000,000
                                                                                 ------------
                                                                                   36,500,000
                                                                                 ------------

 Minnesota -- 0.1%
  Minnesota State, G.O., 5.00%, 11/1/98             AAA      Aaa      1,275         1,276,560
                                                                                 ------------
                                                                                    1,276,560
                                                                                 ------------

 Mississippi -- 1.0%
  Jackson County, Mississippi, Chevron USA
    Inc. Project, (Guaranteed by Chevron),
    Variable Rate Daily Demand Note,
    4.00%, 6/1/23(a)                                --       P-1        100           100,000
  Jackson County, Mississippi, Chevron USA
    Inc. Project, (Guaranteed by Chevron),
    Variable Rate Daily Demand Note,
    4.00%, 12/1/16(a)                               --       P-1      1,000         1,000,000
  Perry County, Mississippi, Leaf River Forest
    Project, (LOC: Wachovia Bank), Variable
    Rate Daily Demand Note, 4.05%,
    3/1/02(a)                                       --       P-1      7,450         7,450,000
                                                                                 ------------
                                                                                    8,550,000
                                                                                 ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Missouri -- 5.0%
  Bi-State Development Agency, Missouri,
    St. Clair County, (MBIA Insured),
    Variable Rate Weekly Demand Note,
    3.90%, 7/1/28(a)                                A-1+     --     $18,000      $ 18,000,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Variable Rate
    Weekly Demand Note, 3.60%,
    9/1/09(a)                                       A-1+     VMIG-1   7,900         7,900,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of Mercy
    Health), Series D, Variable Rate Weekly
    Demand Note, 3.90%, 6/1/19(a)                   A-1+     VMIG-1   9,000         9,000,000
  Missouri State, Health & Educational
    Facilities Authority, (Sisters of Mercy
    Health), Variable Rate Weekly Demand
    Note, 3.90%, 6/1/14(a)                          A-1+     VMIG-1     400           400,000
  Missouri State, Health & Educational
    Facilities Authority, (Barnes Hospital
    Project), (LOC: Morgan Guaranty),
    Variable Rate Weekly Demand Note,
    3.60%, 12/1/15(a)                               A-1+     VMIG-1   5,000         5,000,000
  Missouri State, Health & Educational
    Facilities Authority, ( Washington
    University Project), Series C, Variable
    Rate Daily Demand Note, 4.00%,
    9/1/30(a)                                       A-1+     VMIG-1   1,700         1,700,000
  Missouri State, Health & Educational
    Facilities Authority, (Washington
    University Project), Series B, Variable
    Rate Daily Demand Note, 4.15%,
    9/1/30(a)                                       A-1+     VMIG-1   1,000         1,000,000
  Missouri State, G.O., Fourth State Building,
    Series A, 5.00%, 6/1/99                         AAA      Aaa      1,150         1,159,584
                                                                                 ------------
                                                                                   44,159,584
                                                                                 ------------
 Montana -- 1.0%
  Forsyth, Montana, P.C.R., (Pacificorp
    Project), (LOC: Rabobank Nederland),
    Variable Rate Daily Demand Note,
    4.20%, 1/1/18(a)                                A-1+     P-1      8,900         8,900,000
                                                                                 ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Nevada -- 0.2%
  Nevada State, G.O., Series A, 5.25%,
    5/15/99                                         AA       Aa2    $ 1,615      $  1,629,599
                                                                                 ------------

 New Jersey -- 2.5%
  New Jersey State, Series A, Tax Exempt
    Commercial Paper, 3.50%, 10/19/98               A-1+     P-1      5,000         5,000,000
  New Jersey State, Series A, Tax Exempt
    Commercial Paper, 3.50%, 10/22/98               A-1+     P-1      5,000         5,000,000
  New Jersey State, Series A, Tax Exempt
    Commercial Paper, 3.35%, 11/6/98                A-1+     P-1      1,000         1,000,000
  New Jersey State, Series A, Tax Exempt
    Commercial Paper, 3.35%, 11/9/98                A-1+     P-1      2,000         2,000,000
  New Jersey State, Series A, Tax Exempt
    Commercial Paper, 3.30%, 1/20/99                A-1+     P-1      3,000         3,000,000
  New Jersey State, G.O., Series C, 6.50%,
    1/15/04, (Escrowed in U.S. Govern-
    ment Securities), Prerefunded
    1/15/99 @ $101 1/4                              AAA      Aaa      1,000         1,012,652
  New Jersey State, G.O., 5.00%,
    7/15/99                                         AA+      Aa1      3,000         3,035,647
  New Jersey State, G.O., Series D, 4.90%,
    2/15/99                                         AA+      Aa1      1,000         1,005,280
  New Jersey State, G.O., Series B, 6.10%,
    1/15/99                                         AA+      Aa1      1,250         1,258,322
                                                                                 ------------
                                                                                   22,311,901
                                                                                 ------------
 New Mexico -- 0.5%
  New Mexico State, TRANS, 4.25%,
    6/30/99                                         SP-1+    MIG-1    4,000         4,018,702
                                                                                 ------------
                                                                                    4,018,702
                                                                                 ------------
 New York -- 3.8%
  Long Island Power Authority, New York,
    Electrical System Revenue, Series 6,
    (LOC: ABN AMRO Bank N.V. 50%,
    Morgan Guaranty 50%), Variable Rate
    Daily Demand Note, 4.10%,
    5/1/33(a)                                       A-1+     VMIG-1   1,000         1,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 New York (continued)
  Long Island Power Authority, New York,
    Electrical System Revenue, Series 5,
    (LOC: ABN Amro Bank N.V. 50%,
    Morgan Guaranty 50%), Variable Rate
    Daily Demand Note, 4.00%,
    5/1/33(a)                                       A-1+     VMIG-1 $ 1,000      $  1,000,000
  Long Island Power Authority, New York,
    Tax Exempt Commercial Paper, (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    3.40%, 10/6/98                                  A-1+     VMIG-1   4,300         4,300,000
  Long Island Power Authority, New York,
    Tax Exempt Commercial Paper, (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    3.10%, 10/13/98                                 A-1+     VMIG-1   6,000         6,000,000
  Long Island Power Authority, New York,
    Tax Exempt Commercial Paper, (LOC:
    Westdeutsche Landesbank 50%,
    Bayerische Landesbank 50%),
    3.35%, 10/19/98                                 A-1+     VMIG-1   7,000         7,000,000
  New York, New York, Sub Series A-10,
    (LOC: Morgan Guaranty), Variable Rate
    Daily Demand Note, 4.15%,
    8/1/16(a)                                       A-1+     VMIG-1     900           900,000
  New York, New York, Sub Series A-10,
    (LOC: Morgan Guaranty), Variable Rate
    Daily Demand Note, 4.25%,
    8/1/17(a)                                       A-1+     VMIG-1     500           500,000
  New York, New York, Sub Series B-3,
    (LOC: Morgan Guaranty), Variable Rate
    Daily Demand Note, 4.25%,
    8/1/17(a)                                       A-1+     VMIG-1     300           300,000
  New York, New York, Sub Series B-2,
    (LOC: Morgan Guaranty), Variable Rate
    Daily Demand Note, 4.25%,
    8/15/19(a)                                      A-1+     VMIG-1   1,100         1,100,000
  New York, New York, G.O., Sub Series A-8,
    (LOC: Morgan Guaranty), Variable Rate
    Daily Demand Note, 4.10%,
    8/1/18(a)                                       A-1+     VMIG-1     400           400,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
  New York (concluded)
  New York, New York, G.O., Series B,
    (FGIC Insured), Variable Rate Daily
    Demand Note, 4.25%, 10/1/21(a)                  A-1+     VMIG-1 $   350      $    350,000
  New York City, New York, Health &
    Hospital Corporation, Series A, (LOC:
    Morgan Guaranty), Variable Rate
    Weekly Demand Note, 3.35%,
    2/15/26(a)                                      A-1+     VMIG-1  10,000        10,000,000
  New York City, New York, Municipal Water
    Finance Authority, Water and Sewer
    System Revenue, Series A, (FGIC
    Insured), Variable Rate Daily Demand
    Note, 4.15%, 6/15/25(a)                         A-1+     VMIG-1   1,000         1,000,000
                                                                                 ------------
                                                                                   33,850,000
                                                                                 ------------
 North Carolina -- 2.3%
  Charlotte-Mecklenberg Hospital Authority,
    North Carolina, Health Care System
    Revenue, Series C, Variable Rate Weekly
    Demand Note, 3.90%, 1/15/26(a)                  A-1+     VMIG-1  10,000        10,000,000
  North Carolina Medical Care Community
    Hospital Revenue, (Moses H. Cone
    Memorial Hospital Project), Variable
    Rate Weekly Demand Note, 3.90%,
    9/1/02(a)                                       A-1+      --      2,600         2,600,000
  North Carolina Medical Care Community
    Hospital Revenue, (North Carolina
    Baptist Hospital Project), Series B,
    Variable Rate Weekly Demand Note,
    3.90%, 6/1/22(a)                                A-1+     VMIG-1   8,000         8,000,000
                                                                                 ------------
                                                                                   20,600,000
                                                                                 ------------

 Ohio -- 3.6%
  Clermont County, Ohio, Hospital
    Facilities Revenue, Series B, (Catholic
    Health Partners), Variable Rate
    Weekly Demand Note, 3.50%,
    9/1/21(a)                                       A-1+     VMIG-1  20,100        20,100,000
  Clermont County, Ohio, Hospital
    Facilities Revenue, Series A, (Catholic
    Health Partners), Variable Rate
    Weekly Demand Note, 3.50%,
    12/1/21(a)                                      A-1+     VMIG-1   2,100         2,100,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Ohio (concluded)
  Hamilton County, Ohio, Hospital
    Facilities Revenue, (Health Alliance),
    Series B, (MBIA Insured), Variable
    Rate Weekly Demand Note, 3.48%,
    1/1/18(a)                                       AAA      VMIG-1 $ 4,700      $  4,700,000
  Ohio State, G.O., Highway Capital
    Improvements, Series C, 4.00%,
    5/1/99                                          AAA      Aa1      1,100         1,102,266
  Ohio State, G.O., Highway Capital
    Improvements, Series S, 4.40%,
    5/15/99                                         AAA      Aa1      1,835         1,841,836
  Ohio State, G.O., Highway Capital
    Improvements, Series U, 4.40%,
    5/15/99                                         AAA      Aa1      1,000         1,003,908
  Ohio State, G.O., Highway Capital
    Improvements, Series V, 4.70%,
    5/15/99                                         AAA      Aa1      1,350         1,358,763
                                                                                 ------------
                                                                                   32,206,773
                                                                                 ------------
 Oregon -- 1.8%
  Umatilla County, Oregon, Hospital
    Facilities Authority, (Catholic
    Health), Series B, Variable Rate
    Weekly Demand Note, 3.55%,
    12/1/24(a)                                      A-1+     VMIG-1  15,600        15,600,000
                                                                                 ------------
                                                                                   15,600,000
                                                                                 ------------
 Pennsylvania -- 3.0%
  Delaware Valley, Pennsylvania, Regional
    Finance Authority, Local Government,
    Series B, (LOC: Credit Suisse First
    Boston), Variable Rate Weekly Demand
    Note, 3.50%, 12/1/20(a)                         A-1+     VMIG-1   2,500         2,500,000
  Delaware Valley, Pennsylvania, Regional
    Finance Authority, Local Government,
    Series D, (LOC: Credit Suisse First
    Boston), Variable Rate Weekly Demand
    Note, 3.50%, 12/1/20(a)                         A-1+     VMIG-1   1,400         1,400,000
  Delaware Valley, Pennsylvania, Regional
    Finance Authority, Local Government,
    Series A, (LOC: Credit Suisse First
    Boston), Variable Rate Weekly Demand
    Note, 3.50%, 12/1/18(a)                         A-1+     VMIG-1   1,200         1,200,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Pennsylvania (concluded)
  Delaware County, Pennsylvania, Industrial
    Development Authority, Philadelphia
    Electric Co., (LOC: Toronto Dominion
    Bank), Variable Rate Daily Demand
    Note, 4.05%, 8/1/16(a)                          A-1+     P-1    $ 1,100      $  1,100,000
  Emmaus County, Pennsylvania, General
    Authority, (FSA Insured), Variable Rate
    Weekly Demand Note, 3.60%,
    12/1/28(a)                                      A-1+     --       6,400         6,400,000
  Pennsylvania State, G.O., Second Series A,
    (MBIA Insured), 6.00%, 11/1/98                  AAA      Aaa      1,350         1,352,523
  Pennsylvania State, G.O., (FGIC Insured),
    5.25%, 11/15/98                                 AAA      Aaa      3,975         3,983,806
  Pennsylvania State, G.O., Second Series A,
    (MBIA Insured), 4.75%, 6/15/99                  AAA      Aaa      1,000         1,007,506
  Pottsville, Pennsylvania, Hospital Authority,
    Series F, (Charity Obligated Group),
    Variable Rate Weekly Demand Note,
    3.45%, 11/1/19(a)                               A-1+     VMIG-1   7,200         7,200,000
                                                                                 ------------
                                                                                   26,143,835
                                                                                 ------------
 South Carolina -- 2.3%
  Lexington & Richland Counties, South
    Carolina, G.O., School District No. 5,
    Series B, 6.45%, 2/1/99                         AA       Aa1      1,000         1,008,413
  Piedmont Municipal Power Agency, South
    Carolina, Series D, Electric Revenue,
    (MBIA Insured), Variable Rate Weekly
    Demand Note, 3.50%, 1/1/25(a)                   A-1+     VMIG-1   8,900         8,900,000
  Piedmont Municipal Power Agency, South
    Carolina, Series D, Electric Revenue,
    (MBIA Insured), Variable Rate Weekly
    Demand Note, 3.50%, 1/1/19(a)                   A-1+     VMIG-1   2,000         2,000,000
  Rock Hill, South Carolina, Utility System
    Revenue, Series B, (AMBAC Insured),
    Variable Rate Weekly Demand
    Note, 3.50%, 1/1/23(a)                          A-1+     VMIG-1   4,550         4,550,000
  South Carolina State, G.O., Series W,
    4.50%, 8/1/99                                   AAA      Aaa      2,970         2,993,605
  South Carolina State, G.O., Series W,
    6.00%, 5/1/99                                   AAA      Aaa      1,125         1,139,631
                                                                                 ------------
                                                                                   20,591,649
                                                                                 ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Tennessee -- 4.0%
  Knox County, Tennessee, Health Educa-
    tional & Housing Facility, Mercy
    Health System, (Catholic Health
    Partners), Series A, Variable Rate
    Weekly Demand Note, 3.50%,
    12/1/15(a)                                      A-1+     VMIG-1 $ 2,900      $  2,900,000
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.75%, 8/1/04(a)                                A-1+     VMIG-1   2,500         2,500,000
  Memphis, Tennessee, G.O., Series A,
    Variable Rate Weekly Demand Note,
    3.75%, 8/1/07(a)                                A-1+     VMIG-1   2,800         2,800,000
  Metropolitan Nashville Airport Authority,
    Special Facilities Revenue, American
    Airlines Project, Series A, (LOC:
    Bayerische Landesbank), Variable Rate
    Daily Demand Note, 4.10%,
    10/1/12(a)                                      A-1+     --       5,800         5,800,000
  Metropolitan Nashville Airport Authority,
    Special Facilities Revenue, American
    Airlines Project, Series A, (LOC: Credit
    Suisse First Boston), Variable Rate Daily
    Demand Note, 4.10%, 10/1/12(a)                  A-1+     --       3,000         3,000,000
  Tennessee State, Variable Rate Weekly
    Demand Note, 3.45%, 7/1/01(a)                   A-1+     VMIG-1   5,000         5,000,000
  Tennessee State, Variable Rate Weekly
    Demand Note, 3.45%, 7/2/01(a)                   A-1+     VMIG-1   7,000         7,000,000
  Tennessee State, Variable Rate Weekly
    Demand Note, 3.45%, 7/2/01(a)                   A-1+     VMIG-1   6,000         6,000,000
                                                                                 ------------
                                                                                   35,000,000
                                                                                 ------------

 Texas -- 13.9%
  Angelina & Neches River Authority, Texas,
    Industrial Development Corporation,
    Solid Waste Revenue, (LOC: Credit
    Suisse First Boston), Variable Rate
    Daily Demand Note, 4.10%,
    5/1/14(a)                                       --       P-1      1,800         1,800,000
  Angelina & Neches River Authority, Texas,
    Industrial Development Corporation,
    Solid Waste Revenue, (LOC: Credit
    Suisse First Boston), Variable Rate Daily
    Demand Note, 4.10%, 5/1/14(a)                   --       P-1      2,800         2,800,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Texas (continued)
  City of Houston, Texas, Series B, Tax
    Exempt Commercial Paper,
    3.35%, 10/16/98                                 A-1+     P-1    $ 2,400      $  2,400,000
  City of Houston, Texas, Series B, Tax
    Exempt Commercial Paper,
    3.40%, 11/6/98                                  A-1+     P-1      2,000         2,000,000
  City of Houston, Texas, Series B, Tax
    Exempt Commercial Paper,
    3.70%, 10/7/98                                  A-1+     P-1     10,000        10,000,000
  City of Houston, Texas, Series C, Tax
    Exempt Commercial Paper,
    3.40%, 10/22/98                                 A-1+     P-1      5,000         5,000,000
  City of Houston, Texas, Series C, Tax
    Exempt Commercial Paper,
    3.45%, 10/26/98                                 A-1+     P-1      4,000         4,000,000
  City of Houston, Texas, Series C, Tax
    Exempt Commercial Paper,
    3.40%, 10/23/98                                 A-1+     P-1      3,300         3,300,000
  Harris County, Texas, G.O., Toll Road,
    Series H, Variable Rate Weekly
    Demand Note, 3.60%, 8/1/20(a)                   A-1+     VMIG-1   4,600         4,600,000
  Harris County, Texas, G.O., Toll Road,
    Series G, Variable Rate Weekly Demand
    Note, 3.60%, 8/1/20(a)                          A-1+     VMIG-1   2,800         2,800,000
  Joshua, Texas, Independent School District,
    Series B, 6.125%, 02/15/26, (Escrowed
    in U.S. Government), Prerefunded
    2/16/99 @ $100                                  --       AAA      4,710         4,751,053
  Lower Colorado River Authority, Texas,
    (MBIA Insured), Variable Rate Weekly
    Demand Note, 3.50%, 1/1/13(a)                   A-1+     VMIG-1  21,300        21,300,000
  Sabine River Authority, Texas, P.C.R.,
    Utilities Electric Company, (LOC:
    Union Bank of Switzerland), Variable
    Rate Daily Demand Note, 4.20%,
    6/1/30(a)                                       A-1+     VMIG-1   3,500         3,500,000
  San Antonio, Texas, Electric and Gas,
    (FGIC Insured), 6.20%, 2/1/99                   AAA      Aaa      2,000         2,016,195
  San Antonio, Texas, Electric and Gas,
    7.00%, 2/1/99                                   AA       Aa1      2,000         2,021,481
  Texas A & M University, Texas, Tax
    Exempt Commercial Paper,
    3.40%, 12/10/98                                 A-1+     P-1     12,000        12,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Texas (concluded)
  Texas A & M University, Texas,
    5.35%, 5/15/99                                  AA       Aa2    $ 1,000      $  1,009,324
  Texas Higher Education Authority,
    Series B, (FGIC Insured), Variable
    Rate Weekly Demand Note,
    3.60%, 12/1/25(a)                               A-1+     VMIG-1   3,360         3,360,000
  Texas State, G.O., Housing Assistance
    (Fund I), Variable Rate Weekly
    Demand Note, 3.50%, 12/1/16(a)                  A-1+     VMIG-1   1,275         1,275,000
  Texas State, G.O., Series B,
    7.50%, 10/1/98                                  AA       Aa2      1,500         1,500,000
  Texas State, TRANS, 4.50%, 08/31/99               SP-1+    MIG-1    3,000         3,034,408
  University of Texas, Texas, Revenue
    Bond, 6.10%, 7/1/99                             AAA      Aaa      2,000         2,041,320
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.50%, 10/8/98                A-1+     P-1      6,000         6,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.45%, 10/19/98               A-1+     P-1      3,000         3,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.50%, 11/18/98               A-1+     P-1      6,000         6,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.55%, 11/12/98               A-1+     P-1      4,000         4,000,000
  University of Texas, Texas, Tax Exempt
    Commercial Paper, 3.35%, 12/8/98                A-1+     P-1      6,500         6,500,000
  Waco, Texas, Health Facilities Development
    Corporation, (Charity Obligated Group),
    Series F, Variable Rate Weekly Demand
    Note, 3.45%, 11/1/26(a)                         A-1+     VMIG-1   1,000         1,000,000
                                                                                 ------------
                                                                                  123,008,781
                                                                                 ------------
 Utah -- 2.0%
  Salt Lake City, Utah, (IHC Health
    Services), Variable Rate Weekly
    Demand Note, 3.50%, 1/1/20(a)                   A-1+     VMIG-1  11,350        11,350,000
  Utah State, G.O., 4.40%, 7/1/99                   AAA      Aaa      1,500         1,509,056
  Utah State, Series A, Tax Exempt
    Commercial Paper, 3.40%, 11/12/98               A-1+     P-1      2,000         2,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Utah (concluded)
  Utah Transit Authority Sales Tax &
    Transportation Revenue, (LOC:
    Bayerische Landesbank), Variable
    Rate Weekly Demand Note, 3.90%,
    5/1/28(a)                                       A-1+     --     $ 3,100      $  3,100,000
                                                                                 ------------
                                                                                   17,959,056
                                                                                 ------------
 Virginia -- 1.3%
  Arlington County, Virginia, G.O., 4.25%,
    10/1/98                                         AAA      Aaa      1,180         1,180,000
  Hampton Roads, Virginia, Regulation Jail
    Authority, Series B, (LOC: Wachovia
    Bank), Variable Rate Weekly Demand
    Note, 3.45%, 7/1/16(a)                          A-1+     VMIG-1   7,800         7,800,000
  Virginia State, G.O., 4.50%, 6/1/99               AAA      Aaa      2,785         2,803,597
                                                                                 ------------
                                                                                   11,783,597
                                                                                 ------------
 Washington -- 3.6%
  Chelan County, Washington, Public Utility
    District 1, (MBIA Insured), Variable
    Rate Weekly Demand Note, 3.50%,
    6/1/15(a)                                       A-1+     VMIG-1   4,070         4,070,000
  King County, Washington, G.O., Series C,
    4.00%, 6/1/99                                   AA+      Aa1      3,000         3,005,177
  King County, Washington, G.O., Series A,
    5.80%, 1/1/99                                   AA+      Aa1      1,000         1,004,874
  King County, Washington, G.O., Public
    Transportation Sales Tax, 4.50%,
    12/1/98                                         AA+      Aa1      2,485         2,487,998
  Seattle, Washington, G.O., 4.50%,
    3/1/99                                          AA+      Aaa      1,000         1,003,085
  Washington State, G.O., Series 96B,
    Variable Rate Weekly Demand Note,
    3.40%, 6/1/20(a)                                A-1+     VMIG-1   8,000         8,000,000
  Washington State, G.O., Motor Vehicle
    Fuel Tax, Series D, 6.50%, 1/1/99               AA+      Aa1      1,000         1,007,504
  Washington State, G.O., Series A, 4.25%,
    7/1/99                                          AA+      Aa1      2,765         2,782,530
  Washington State, G.O., Series C, 5.50%,
    7/1/99                                          AA+      Aa1      4,000         4,054,048
  Washington State, G.O., Series, 5.00%,
    1/1/99                                          AA+      Aa1      2,000         2,006,331

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (continued)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
 Washington (concluded)
  Washington State, G.O., 7.20%, 5/1/03,
    (Escrowed in U.S. Government
    Securities), Prerefunded
    5/1/99 @ $100                                   AA+      AAA    $ 1,000      $  1,019,183
  Washington State, G.O., 7.25%, 5/1/06,
    (Escrowed in U.S. Government
    Securities), Prerefunded
    5/1/99 @ $100                                   AA+      AAA      1,000         1,019,669
                                                                                 ------------
                                                                                   31,460,399
                                                                                 ------------
 Wisconsin -- 5.2%
  Milwaukee, Wisconsin, G.O., Series K,
    4.25%, 6/15/99                                  AA+      Aa1      2,705         2,714,996
  Oak Creek, Wisconsin, P.C.R., (Wisconsin
    Electric Power Company Project),
    Variable Rate Weekly Demand Note,
    3.55%, 8/1/16(a)                                AA       P-1      3,200         3,200,000
  Pleasant Prairie, Wisconsin, P.C.R.,
    (Wisconsin Electric Power Company
    Project), Series B, Variable Rate Weekly
    Demand Note, 3.95%, 9/1/30(a)                   A-1+     P-1     10,550        10,550,000
  Wisconsin State, G.O., Series C, 5.00%,
    5/1/99                                          AA       Aa2      2,000         2,016,771
  Wisconsin State, Operating Notes, 4.50%,
    6/15/99                                         SP-1+    MIG-1   27,000        27,194,970
                                                                                 ------------
                                                                                   45,676,737
                                                                                 ------------
 Wyoming -- 0.5%
  Uinta County, Wyoming, P.C.R., (Chevron
    U.S.A.), Variable Rate Daily Demand
    Note, 4.00%, 4/1/10(a)                          --       P-1        400           400,000
  Uinta County, Wyoming, P.C.R., (Chevron
    U.S.A.), Variable Rate Daily Demand
    Note, 4.00%, 8/15/20(a)                         --       P-1      4,400         4,400,000
                                                                                 ------------
                                                                                    4,800,000
                                                                                 ------------

  TOTAL INVESTMENTS -- 103.6%                                                    $915,663,921
  Liabilities in Excess of Other Assets -- (3.6)%                                 (31,746,600)
                                                                                 ------------
  NET ASSETS-- 100.0%                                                            $883,917,321
                                                                                 ============


--------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on September 30, 1998.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                        Rating
                                                    --------------     Par
TAX-FREE SERIES (concluded)                         S&P    Moody's    (000)         Value
-----------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per:
    Tax-Free Retail Share
      ($787,845,436 / 787,961,747 shares outstanding)                                   $1.00
                                                                                        =====
    Tax-Free Institutional Share
      ($96,071,885 / 96,075,542 shares outstanding)                                     $1.00
                                                                                        =====


INVESTMENT ABBREVIATIONS:
  DN     Demand Note
  BAN    Bond Anticipation Notes
  GO     General Obligation Bonds
  IDA    Industrial Development Authority
  IDR    Industrial Development Revenue Bonds
  LOC    Letter of Credit
  PCR    Pollution Control Revenue Bonds
  RAN    Revenue Anticipation Notes
  RB     Revenue Bonds
  TAN    Tax Anticipation Notes
  TECP   Tax-Exempt Commercial Paper
  TRAN   Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
  AMBAC  AMBAC Indemnity Corp.
  FGIC   Financial Guaranty Insurance Corporation
  MBIA   Municipal Bond Investors Assurance

MOODY'S MUNICIPAL BOND RATINGS:
  Aaa    Bonds that are judged to be of the best quality.
  Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
  MIG-1  Notes bearing this designation are of the best quality.
  VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
  P-1    Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
  AAA    Obligations that are of the highest quality.
  AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
  SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
  A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations (Unaudited)
For the six months ended September 30, 1998
                                         Prime        Treasury       Tax-Free
                                        Series         Series         Series
--------------------------------------------------------------------------------
Investment Income:
  Interest income                    $100,392,874   $22,020,363    $16,604,600
                                     ------------   -----------    -----------
Expenses:
  Distribution fee                      4,522,362     1,024,494      1,249,972
  Investment Advisory fees              4,689,772       954,117      1,041,439
  Transfer agent fees                     967,363       137,872         75,321
  Custodian fee                           151,890        43,486         29,079
  Accounting fees                          83,250        66,565         68,300
  Directors' fees                          68,625        22,553         18,872
  Registration fees                       166,556        37,193         19,332
  Legal fees                               72,237         6,173         11,818
  Printing & postage fees                 110,587        16,044         22,718
  Other expenses                          139,429        40,705         64,762
                                     ------------   -----------    -----------
        Total expenses                 10,972,071     2,349,202      2,601,613
      Less: Fees waived                   (73,840)           --             --
                                     ------------   -----------    -----------
          Net expenses                 10,898,231     2,349,202      2,601,613
                                     ------------   -----------    -----------
Net investment income                  89,494,643    19,671,161     14,002,987
                                     ------------   -----------    -----------
Net realized gain (loss) from
  security transactions                      (867)       63,803        (46,726)
                                     ------------   -----------    -----------
Net increase in net assets resulting
  from operations                    $ 89,493,776   $19,734,964    $13,956,261
                                     ============   ===========    ===========


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                            September 30, 1998


                                                         PRIME SERIES
--------------------------------------------------------------------------------
                                                   For the Six       For the
                                                  Months Ended      Year Ended
                                                  September 30,      March 31,
                                                  -------------     ----------
                                                      1998(+)           1997

Increase/(Decrease) in Net Assets
Operations:
  Net investment income                          $   89,494,643  $  162,086,913
  Net realized (loss) on sales of
    investments                                            (867)             --
                                                 --------------  --------------
  Net increase in net assets resulting
    from operations                                  89,493,776     162,086,913

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                 (75,031,665)   (138,011,807)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively    (8,687,715)    (13,656,968)
    Flag Investors Class A Prime Shares                (174,241)       (341,197)
    Flag Investors Class B Prime Shares                 (19,890)        (12,545)
    Quality Cash Reserve Prime Shares                (5,581,109)    (10,064,396)
                                                 --------------  --------------
    Total distributions                             (89,494,620)   (162,086,913)

Capital Share Transactions, Net                    (209,540,396)    849,945,486
                                                 --------------  --------------
  Total increase (decrease) in net assets          (209,541,240)    849,945,486
Net Assets:
  Beginning of period                             3,717,409,100   2,867,463,614
                                                 --------------  --------------
  End of period                                  $3,507,867,860  $3,717,409,100
                                                 ==============  ==============

---------------
(+) Unaudited.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                                         TREASURY SERIES               TAX-FREE SERIES
------------------------------------------------------------------------------------------------------------
                                                    For the Six      For the       For the Six       For the
                                                    Months Ended   Year Ended     Months Ended     Year Ended
                                                    September 30,   March 31,     September 30,     March 31,
                                                    -------------  ----------     -------------    ----------
                                                       1998(+)        1998            1998(+)         1998
Increase/(Decrease) in Net Assets
Operations:
  Net investment income                            $ 19,671,161   $ 35,037,012     $ 14,002,987   $ 23,916,200
  Net realized (loss) on sales of
    investments                                          63,803         20,785          (46,726)        (1,994)
                                                   ------------   ------------     ------------   ------------
  Net increase in net assets resulting
    from operations                                  19,734,964     35,057,797       13,956,261     23,914,206

Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve
      Prime Shares, Treasury Shares and
      Tax-Free Shares, respectively                 (17,382,029)   (31,623,993)     (12,482,923)   (21,792,392)
    BT Alex. Brown Cash Reserve
      Prime Institutional Shares,
      Treasury Institutional Shares and
      Tax-Free Institutional Shares, respectively    (2,289,133)    (3,413,019)      (1,520,064)    (2,123,808)
    Flag Investors Class A Prime Shares                      --             --               --             --
    Flag Investors Class B Prime Shares                      --             --               --             --
    Quality Cash Reserve Prime Shares                        --             --               --             --
                                                   ------------   ------------     ------------   ------------
    Total distributions                             (19,671,162)   (35,037,012)     (14,002,987)   (23,916,200)

Capital Share Transactions, Net                     (15,687,126)   157,532,323      (33,903,629)   270,657,645
                                                   ------------   ------------     ------------   ------------
  Total increase (decrease) in net assets           (15,623,324)   157,553,108      (33,950,355)   270,655,651
Net Assets:
  Beginning of period                               897,206,681    739,653,573      917,867,676    647,212,025
                                                   ------------   ------------     ------------   ------------
  End of period                                    $881,583,357   $897,206,681     $883,917,321   $917,867,676
                                                   ============   ============     ============   ============


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                              For the               For the
                                         Six Months Ended         Year ended
                                           September 30,           March 31,
                                         ----------------         ----------
                                              1998(+)                1998
Per Share Operating Performance:
  Net asset value at beginning of period   $         1.00       $         1.00
                                           --------------       --------------
Income from Investment Operations:
  Net investment income                            0.0249               0.0494
Less Distributions:
  Dividends from net investment income            (0.0249)             (0.0494)
                                           --------------       --------------
  Net asset value at end of period         $         1.00       $         1.00
                                           ==============       ==============
Total Return:
  Based on net asset value per share                 2.51%                5.05%
Ratios to Average Daily Net Assets:
  Expenses                                           0.61%(1)             0.67%
  Net investment income                              4.95%(1)             4.94%
Supplemental Data:
  Net assets at end of period              $2,969,412,285       $3,164,537,551
  Number of shares outstanding at
    end of period                           2,969,404,538        3,164,529,071

---------
(+) Unaudited.
(1) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                               For the Years Ended March 31,
                                          -----------------------------------------------------------------
                                                1997             1996             1995             1994
Per Share Operating Performance:
  Net asset value at beginning of period  $         1.00   $         1.00   $         1.00   $         1.00
                                          --------------   --------------   --------------   --------------
Income from Investment Operations:
  Net investment income                           0.0478           0.0524           0.0442           0.0262
Less Distributions:
  Dividends from net investment income           (0.0478)         (0.0524)         (0.0442)         (0.0262)
                                          --------------   --------------   --------------   --------------
  Net asset value at end of period        $         1.00   $         1.00   $         1.00   $         1.00
                                          ==============   ==============   ==============   ==============
Total Return:
  Based on net asset value per share                4.88%            5.36%            4.51%            2.65%
Ratios to Average Daily Net Assets:
  Expenses                                          0.63%            0.60%            0.61%            0.62%
  Net investment income                             4.78%            5.21%            4.46%            2.62%
Supplemental Data:
  Net assets at end of period             $2,545,532,365   $2,386,681,216   $1,472,079,739   $1,350,334,979
  Number of shares outstanding at
    end of period                          2,545,523,855    2,386,684,392    1,472,077,488    1,350,332,916

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------
                                              For the               For the
                                         Six Months Ended         Year ended
                                           September 30,           March 31,
                                         ----------------         ----------
                                              1998(+)                1998
Per Share Operating Performance:
  Net asset value at beginning of period     $      1.00           $     1.00
                                             -----------           ----------
Income from Investment Operations:
  Net investment income                           0.0249               0.0494
Less Distributions:
  Dividends from net investment income           (0.0249)             (0.0494)
                                             -----------           ----------
  Net asset value at end of period           $      1.00           $     1.00
                                             ===========           ==========
Total Return:
  Based on net asset value per share                2.51%                5.05%
Ratios to Average Daily Net Assets:
  Expenses                                          0.61%(1)             0.67%
  Net investment income                             4.97%(1)             4.94%
Supplemental Data:
  Net assets at end of period                $10,559,517           $7,736,785
  Number of shares outstanding at
    end of period                             10,559,257            7,736,522

----------
(+) Unaudited.
(1) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES -- CLASS A (continued)
--------------------------------------------------------------------------------

                                                               For the Years Ended March 31,
                                             ----------------------------------------------------------
                                                1997           1996            1995            1994
Per Share Operating Performance:
  Net asset value at beginning of period     $     1.00     $     1.00      $     1.00      $      1.00
                                             ----------     ----------      ----------      -----------
Income from Investment Operations:
  Net investment income                          0.0478         0.0524          0.0442           0.0262
Less Distributions:
  Dividends from net investment income          (0.0478)       (0.0524)        (0.0442)         (0.0262)
                                             ----------     ----------      ----------      -----------
  Net asset value at end of period           $     1.00     $     1.00      $     1.00      $      1.00
                                             ==========     ==========      ==========      ===========
Total Return:
  Based on net asset value per share               4.88%          5.36%           4.51%            2.65%
Ratios to Average Daily Net Assets:
  Expenses                                         0.63%          0.60%           0.61%            0.62%
  Net investment income                            4.78%          5.25%           4.26%            2.62%
Supplemental Data:
  Net assets at end of period                $6,521,574     $5,976,831      $7,726,696      $18,116,648
  Number of shares outstanding at
    end of period                             6,521,310      5,976,824       7,726,698       18,116,633

                       See Notes to Financial Statements.
                                                                          41

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                      For the
                                                  Six Months Ended
                                                    September 30,
                                                  ----------------
                                                      1998(+)
Per Share Operating Performance:
  Net asset value at beginning of period            $     1.00
                                                    ----------
Income from Investment Operations:
  Net investment income                                 0.0212
Less Distributions:
  Dividends from net investment income                 (0.0212)
                                                    ----------
  Net asset value at end of period                  $     1.00
                                                    ==========
Total Return:
  Based on net asset value per share                      2.14%
Ratios to Average Daily Net Assets:
  Expenses                                                1.36%(2)
  Net investment income                                   4.29%(2)
Supplemental Data:
  Net assets at end of period                       $3,034,323
  Number of shares outstanding at end of period      3,034,300

---------
(+) Unaudited.
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------

                                                                                    For the Period April 3, 1995(1)
                                                     For the Years Ended March 31,          through March 31,
                                                    ---------------------------------------------------------------
                                                      1998                 1997                   1996
Per Share Operating Performance:
  Net asset value at beginning of period            $   1.00            $   1.00               $   1.00
                                                    --------            --------               --------
Income from Investment Operations:
  Net investment income                               0.0418              0.0414                 0.0361
Less Distributions:
  Dividends from net investment income               (0.0418)            (0.0414)               (0.0361)
                                                    --------            --------               --------
  Net asset value at end of period                  $   1.00            $   1.00               $   1.00
                                                    ========            ========               ========
Total Return:
  Based on net asset value per share                    4.27%               4.22%                  3.69%
Ratios to Average Daily Net Assets:
  Expenses                                              1.42%               1.38%                  1.38%(2)
  Net investment income                                 4.18%               4.14%                  4.30%(2)
Supplemental Data:
  Net assets at end of period                       $184,382            $227,098               $ 10,200
  Number of shares outstanding at end of period      184,382             227,098                 10,200

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                        For the Six Months    For the Years
                                        Ended September 30,  Ended March 31,
                                        -------------------  ---------------
                                              1998(+)             1998
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00       $       1.00
                                           ------------       ------------
Income from Investment Operations:
  Net investment income                          0.0261             0.0519
Less Distributions:
  Dividends from net investment
    income                                      (0.0261)           (0.0519)
                                           ------------       ------------
  Net asset value at end of period         $       1.00       $       1.00
                                           ============       ============
Total Return:
  Based on net asset value per share               2.64%              5.31%
Ratios to Average Daily Net Assets:
  Expenses                                         0.36%(1)           0.42%
  Net investment income                            5.20%(1)           5.22%
Supplemental Data:
  Net assets at end of period              $271,858,350       $317,971,693
  Number of shares outstanding at
    end of period                           271,858,147        317,971,413


--------
(+) Unaudited.
(1) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                             For the Years Ended March 31,
                                           -----------------------------------------------------------
                                               1997            1996           1995           1994
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00     $      1.00    $      1.00     $      1.00
                                           ------------     -----------    -----------     -----------
Income from Investment Operations:
  Net investment income                          0.0503          0.0548         0.0472          0.0294
Less Distributions:
  Dividends from net investment
    income                                      (0.0503)        (0.0548)       (0.0472)        (0.0294)
                                           ------------     -----------    -----------     -----------
  Net asset value at end of period         $       1.00     $      1.00    $      1.00     $      1.00
                                           ============     ===========    ===========     ===========
Total Return:
  Based on net asset value per share               5.15%           5.62%          4.82%           2.98%
Ratios to Average Daily Net Assets:
  Expenses                                         0.38%           0.35%          0.36%           0.30%
  Net investment income                            5.04%           5.32%          4.57%           2.94%
Supplemental Data:
  Net assets at end of period              $117,812,047     $53,699,315    $11,904,716     $23,437,449
  Number of shares outstanding at
    end of period                           117,811,768      53,699,535     11,904,663      23,437,512

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                        For the Six Months      For the Years
                                        Ended September 30,    Ended March 31,
                                        -------------------    ---------------
                                              1998(+)               1998
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00         $       1.00
                                           ------------         ------------
Income from Investment Operations:
  Net investment income                          0.0234               0.0465
Less Distributions:
  Dividends from net investment
    income                                      (0.0234)             (0.0465)
                                           ------------         ------------
  Net asset value at end of period         $       1.00         $       1.00
                                           ============         ============
Total Return:
  Based on net asset value per share               2.36%                4.75%
Ratios to Average Daily Net Assets:
  Expenses                                         0.90%(1,3)           0.96%(1)
  Net investment income                            4.67%(2,3)           4.66%(2)
Supplemental Data:
  Net assets at end of period              $253,003,385         $226,978,689
  Number of shares outstanding at
    end of period                           253,002,758          226,978,007

--------
(+) Unaudited.
(1) Ratios of expenses to average net assets prior to partial fee waivers was 0.96%, 1.02%, 0.98% and 0.95% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.73%, 4.60%, 4.43% and 4.86% for the six months ended September 30, 1998 and the years ended March 31, 1998, 1997 and 1996, respectively.
(3) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                            For the Years Ended March 31,
                                           --------------------------------------------------------------
                                               1997             1996             1995            1994
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00     $       1.00      $      1.00     $      1.00
                                           ------------     ------------      -----------     -----------
Income from Investment Operations:
  Net investment income                          0.0449           0.0493           0.0402          0.0218
Less Distributions:
  Dividends from net investment
    income                                      (0.0449)         (0.0493)         (0.0402)        (0.0218)
                                           ------------     ------------      -----------     -----------
  Net asset value at end of period         $       1.00     $       1.00      $      1.00     $      1.00
                                           ============     ============      ===========     ===========
Total Return:
  Based on net asset value per share               4.59%            5.04%            4.09%           2.20%
Ratios to Average Daily Net Assets:
  Expenses                                         0.91%(1)         0.90%(1)         0.96%           1.06%
  Net investment income                            4.50%(2)         4.91%(2)         4.04%           2.18%
Supplemental Data:
  Net assets at end of period              $197,370,530     $156,412,213      $94,592,158     $92,678,440
  Number of shares outstanding at
    end of period                           197,369,848      156,412,393       94,591,979      92,678,268


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------
                                          For the Six Months     For the Year
                                          Ended September 30,   Ended March 31,
                                          -------------------   ---------------
                                                1998(+)              1998
Per Share Operating Performance:
  Net asset value at beginning of period     $       1.00         $       1.00
                                             ------------         ------------
Income from Investment Operations:
  Net investment income                            0.0230               0.0464
Less Distributions:
  Dividends from net investment income            (0.0230)             (0.0464)
                                             ------------         ------------
  Net asset value at end of period           $       1.00         $       1.00
                                             ============         ============
Total Return:
  Based on net asset value per share                 2.31%                4.74%
Ratios to Average Daily Net Assets:
  Expenses                                           0.58%(3)             0.59%
  Net investment income                              4.67%(3)             4.65%
Supplemental Data:
  Net assets at end of period                $790,420,738         $798,426,658
  Number of shares outstanding
    at end of period                          790,290,791          798,354,129

--------
(+) Unaudited.
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the years ended March 31, 1995 and 1994, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08% and 2.53% for the years ended March 31, 1995 and 1994, respectively.
(3) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------

                                                                For the Years Ended March 31,
                                             ------------------------------------------------------------
                                                 1997          1996            1995              1994
Per Share Operating Performance:
  Net asset value at beginning of period     $       1.00   $       1.00   $       1.00      $       1.00
                                             ------------   ------------   ------------      ------------
Income from Investment Operations:
  Net investment income                            0.0453         0.0494         0.0411            0.0255
Less Distributions:
  Dividends from net investment income            (0.0453)       (0.0494)       (0.0411)          (0.0255)
                                             ------------   ------------   ------------      ------------
  Net asset value at end of period           $       1.00   $       1.00   $       1.00      $       1.00
                                             ============   ============   ============      ============
Total Return:
  Based on net asset value per share                 4.63%          5.05%          4.19%             2.58%
Ratios to Average Daily Net Assets:
  Expenses                                           0.61%          0.58%          0.55%(1)          0.54%(1)
  Net investment income                              4.54%          4.94%          4.09%(2)          2.55%(2)
Supplemental Data:
  Net assets at end of period                $678,444,803   $666,814,158   $512,167,212      $581,724,214
  Number of shares outstanding
    at end of period                          678,391,386    666,762,028    512,162,864       581,723,448



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                        For the Six Months    For the Years
                                        Ended September 30,  Ended March 31,
                                        -------------------  ---------------
                                              1998(+)             1998
Per Share Operating Performance:
  Net asset value at beginning of period   $      1.00        $      1.00
                                           -----------        -----------
Income from Investment Operations:
  Net investment income                         0.0241             0.0489
Less Distributions:
  Dividends from net investment income         (0.0241)           (0.0489)
                                           -----------        -----------
  Net asset value at end of period         $      1.00        $      1.00
                                           ===========        ===========
Total Return:
  Based on net asset value per share              2.44%              5.00%
Ratios to Average Daily Net Assets:
  Expenses                                        0.25%(3)           0.34%
  Net investment income                           4.75%(3)           4.91%
Supplemental Data:
  Net assets at end of period              $91,162,620        $98,780,023
  Number of shares outstanding
    at end of period                        91,145,136         98,768,925

--------
(+) Unaudited.
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31% and 0.29% for the years ended March 31, 1995 and 1994, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial waivers was 4.14% and 2.80% for the years ended March 31, 1995 and 1994, respectively.
(3) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                           For the Years Ended March 31,
                                           -----------------------------------------------------------
                                              1997           1996           1995              1994
Per Share Operating Performance:
  Net asset value at beginning of period   $      1.00    $      1.00    $      1.00       $      1.00
                                           -----------    -----------    -----------       -----------
Income from Investment Operations:
  Net investment income                         0.0481         0.0523         0.0438            0.0282
Less Distributions:
  Dividends from net investment income         (0.0481)       (0.0523)       (0.0438)          (0.0282)
                                           -----------    -----------    -----------       -----------
  Net asset value at end of period         $      1.00    $      1.00    $      1.00       $      1.00
                                           ===========    ===========    ===========       ===========
Total Return:
  Based on net asset value per share              4.92%          5.36%          4.47%             2.86%
Ratios to Average Daily Net Assets:
  Expenses                                        0.33%          0.33%          0.30%(1)          0.27%(1)
  Net investment income                           4.81%          5.12%          4.15%(2)          2.82%(2)
Supplemental Data:
  Net assets at end of period              $61,208,770    $51,822,757    $14,051,995       $39,692,848
  Number of shares outstanding
    at end of period                        61,199,345     51,823,226     14,046,467        39,688,259


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------
                                        For the Six Months    For the Years
                                        Ended September 30,  Ended March 31,
                                        -------------------  ---------------
                                              1998(+)             1998
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00       $       1.00
                                           ------------       ------------
Income from Investment Operations:
  Net investment income                          0.0150             0.0306
Less Distributions:
  Dividends from net investment income          (0.0150)           (0.0306)
                                           ------------       ------------
  Net asset value at end of period         $       1.00       $       1.00
                                           ============       ============
Total Return:
  Based on net asset value per share               1.51%              3.10%
Ratios to Average Daily Net Assets:
  Expenses                                         0.59%(1)           0.60%
  Net investment income                            3.02%(1)           3.05%
Supplemental Data:
  Net assets at end of period              $787,845,436       $841,184,924
  Number of shares outstanding
    at end of period                        787,961,747        841,258,030

--------
(+) Unaudited.
(1) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
--------------------------------------------------------------------------------

                                                          For the Years Ended March 31,
                                           ----------------------------------------------------------
                                                1997          1996            1995           1994
Per Share Operating Performance:
  Net asset value at beginning of period   $       1.00   $       1.00   $       1.00    $       1.00
                                           ------------   ------------   ------------    ------------
Income from Investment Operations:
  Net investment income                          0.0286         0.0318         0.0271          0.0184
Less Distributions:
  Dividends from net investment income          (0.0286)       (0.0318)       (0.0271)        (0.0184)
                                           ------------   ------------   ------------    ------------
  Net asset value at end of period         $       1.00   $       1.00   $       1.00    $       1.00
                                           ============   ============   ============    ============
Total Return:
  Based on net asset value per share               2.90%          3.23%          2.75%           1.86%
Ratios to Average Daily Net Assets:
  Expenses                                         0.62%          0.60%          0.57%           0.58%
  Net investment income                            2.86%          3.16%          2.74%           1.84%
Supplemental Data:
  Net assets at end of period              $647,212,025   $571,507,000   $475,384,229    $378,859,232
  Number of shares outstanding
    at end of period                        647,283,274    571,593,265    475,474,913     378,939,262

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For shares outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                             For the Period
                                          For the Six        June 2, 1997(1)
                                          Months Ended           through
                                          September 30,         March 31,
                                          -------------      ---------------
                                             1998(+)              1998
Per Share Operating Performance:
  Net asset value at beginning of period   $      1.00        $      1.00
                                           -----------        -----------
Income from Investment Operations:
  Net investment income                         0.0160             0.0110
Less Distributions:
  Dividends from net investment income         (0.0160)           (0.0110)
                                           -----------        -----------
  Net asset value at end of period         $      1.00        $      1.00
                                           ===========        ===========
Total Return:
  Based on net asset value per share              1.64%              3.38%
Ratios to Average Daily Net Assets:
  Expenses                                        0.34%(2)           0.35%(2)
  Net investment income                           3.25%(2)           3.36%(2)
Supplemental Data:
  Net assets at end of period              $96,071,885        $71,655,210
  Number of shares outstanding
    at end of period                        96,075,542         71,655,199

-------
(+) Unaudited.
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1--Significant Accounting Policies
   BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.
   The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes:
BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.
   When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:
   A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.
   B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded
   C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.
         The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.
   D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.
   E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust
Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.
   As compensation for its accounting services, the Prime Series, Treasury Series, and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $83,250, the Treasury Series paid $66,565 and the Tax-Free Series paid $68,300, for accounting services for the six-month period ended September 30, 1998.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued
   As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $967,364, the Treasury Series paid $137,872 and the Tax-Free Series paid $75,321 to ICC for transfer agent services for the six-month period ended September 30, 1998.
   As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the six-month period ended September 30, 1998, Distribution fees aggregated $3,791,146, $8,756, $951,645 and $1,040,771 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to
 .60% of the Quality Cash Shares' aggregate average daily net assets or $714,833 for the six-month period ended September 30, 1998 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $4,623.
   ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the six-month period ended September 30, 1998. ICC Distributors voluntarily waived $73,840 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to September 30, 1998.
   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six-month period ended September 30, 1998 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1998 was $244,732 for the Prime Series, $85,833 for the Treasury Series and $85,502 for the Tax-Free Series.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3--Capital Stock and Share Information
   The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                        For the Six-Month           For the
                                          Period Ended            Year Ended
                                      September 30, 1998(+)     March 31, 1998
                                      ---------------------     --------------
Prime Series:
  Sold:
    Prime Shares                           9,692,379,684        23,206,115,785
    Flag Investors Class A Shares             11,362,186             6,559,775
    Flag Investors Class B Shares              4,038,974               336,592
    Institutional Prime Shares             2,616,513,753         4,625,290,052
    Quality Cash Shares                      583,725,208         1,179,123,143
  Issued as reinvestment of dividends:
    Prime Shares                              71,276,743           129,425,606
    Flag Investors Class A Shares                129,231               326,541
    Flag Investors Class B Shares                  7,285                 8,133
    Institutional Prime Shares                 5,801,434             9,131,786
    Quality Cash Shares                        5,400,010             9,723,053
  Redeemed:
    Prime Shares                          (9,958,780,959)      (22,716,536,205)
    Flag Investors Class A Shares             (8,668,682)           (5,671,105)
    Flag Investors Class B Shares             (1,196,341)             (387,440)
    Institutional Prime Shares            (2,668,428,453)       (4,434,262,192)
    Quality Cash Shares                     (563,100,467)       (1,159,238,038)
                                          --------------       ---------------
      Net increase/(decrease)               (209,540,396)          849,945,486
                                          ==============       ===============

--------
(+) Unaudited.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                        For the Six-Month           For the
                                          Period Ended            Year Ended
                                      September 30, 1998(+)     March 31, 1998
                                      ---------------------     --------------
Treasury Series:
  Sold:
    Treasury Shares                        2,405,994,062         3,641,511,991
    Institutional Treasury Shares            527,086,840           590,751,899
  Issued as reinvestment of dividends:
    Treasury Shares                           16,718,399            30,209,607
    Institutional Treasury Shares              1,253,846             2,007,274
  Redeemed:
    Treasury Shares                       (2,430,775,799)       (3,551,758,854)
    Institutional Treasury Shares           (535,964,474)         (555,189,594)
                                          --------------       ---------------
      Net increase/(decrease)                (15,687,126)          157,532,323
                                          ==============       ===============

Tax-Free Series:
  Sold:
    Tax Free Shares                        2,515,481,813         5,853,542,023
    Institutional Tax Free Shares            545,755,106           730,445,736
  Issued as reinvestment of dividends:
    Tax Free Shares                           11,821,502            20,778,337
    Institutional Tax Free Shares                602,124               276,010
  Redeemed:
    Tax Free Shares                       (2,580,599,597)       (5,680,345,603)
    Institutional Tax Free Shares           (526,964,577)         (654,038,858)
                                          --------------       ---------------
      Net increase/(decrease)                (33,903,629)          270,657,645
                                          ==============       ===============

--------
(+) Unaudited.

Note 4--Net Assets

                                                Prime          Treasury        Tax-Free
                                                Series          Series          Series
                                                ------         --------        --------
Paid-in capital                             $3,507,861,737   $881,431,740   $883,964,047
Undistributed net investment income                  8,510             --             --
Undistributed net realized gain/(loss) on
  sales of investments                              (2,387)       151,617        (46,726)
                                            --------------   ------------   ------------
                                            $3,507,867,860   $881,583,357   $883,917,321
                                            ==============   ============   ============

Board of Directors
--------------------------------------------------------------------------------

            RICHARD T. HALE                      EUGENE J. McDONALD
                Chairman                              Director

            JAMES J. CUNNANE                      REBECCA W. RIMEL
                Director                              Director

              JOE HARDIMAN                        TRUMAN T. SEMANS
                Director                              Director

             LOUIS E. LEVY                       CARL W. VOGT, Esq.
                Director                              Director



Officers
--------------------------------------------------------------------------------

              HARRY WOOLF                           AMY M. OLMERT
               President                              Secretary

           JOSEPH A. FINELLI                       SCOTT J. LIOTTA
               Treasurer                         Assistant Secretary

--------------------------------------------------------------------------------

               Distributor                           Transfer Agent
          ICC DISTRIBUTORS, INC.            INVESTMENT COMPANY CAPITAL CORP.
              P.O. Box 7558                         One South Street
            Portland, ME 04101                    Baltimore, MD 21202
              (207) 879-6200                         (800) 553-8080

            Investment Advisor                          Auditors
     INVESTMENT COMPANY CAPITAL CORP.            PRICEWATERHOUSECOOPERS
             One South Street                    250 West Pratt Street
           Baltimore, MD 21202                    Baltimore, MD 21201

                Custodian
          BANKERS TRUST COMPANY
            130 Liberty Street
            New York, NY 10006


--------------------------------------------------------------------------------


This report is prepared for the general information of shareholders of BT Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

-----------------------------------------------------------------

               IMPORTANT INCOME TAX INFORMATION

                        Tax-Free Series
                     ---------------------

One hundred percent of the dividends paid by the Tax-Free Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1998 qualified as exempt-interest dividends for federal income tax purposes.

                        Treasury Series
                     ---------------------

One hundred percent of the dividends paid by the Treasury Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1998 were derived from interest on investments in direct obligations of the U.S. Treasury.

Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to deter-mine if any portion of the dividends you received are exempt from state income tax.

-----------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.                       ------------------
P.O. Box 1346                                                    BULK RATE
Baltimore, MD 21203                                             U.S. Postage
                                                                    PAID
                                                               Charlotte, NC
                                                               Permit No. 136
                                                             ------------------